SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Nov. 11, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Temporary Equity [Line Items]
Cash proceeds from issuance of shares
Issuance costs paid				1,744,952
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Shares issued	29,714,103
Cash proceeds from issuance of shares	54,900,000
Issuance costs paid	100,000
Accretion to redemption value				3,300,000
Number of preferred shares converted				29,714,103
Preferred stock conversion ratio		1
Gross cash proceeds from Qualified IPO		80,000,000
Pre-money market valuation after Qualified IPO		$ 275,000,000
Redemption percentage		100.00%
Redemption interest rate		8.00%
Dividend rate		8.00%